Investments in Equity Accounted Investees - Summary of Financial Information of Other Associates, in Aggregate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [Line Items]
Book value	₩ 109,611	₩ 113,989	₩ 122,507
Profit (loss) for the year	(2,872,078)	(179,443)	1,937,052
Other comprehensive income (loss)	204,258	(15,409)	(237,393)
Total comprehensive income (loss)	(2,667,820)	(194,852)	1,699,659
Other associates [member]
Disclosure of associates [Line Items]
Book value	58,914	66,166	₩ 75,996
Profit (loss) for the year	6,756	(3,739)
Other comprehensive income (loss)	190	(988)
Total comprehensive income (loss)	₩ 6,946	₩ (4,727)